Significant Event During the Reporting Period	12 Months Ended
Jun. 30, 2023
Significant Event During the Reporting Period [Abstract]
SIGNIFICANT EVENT DURING THE REPORTING PERIOD

26. SIGNIFICANT EVENT DURING THE REPORTING PERIOD

(a)	Proposed listing of ARB IOT Group Limited (“AIGL”) on NASDAQ Stock Exchange in New York

On 24 June 2023, ARB IOT Group Limited, (“AIGL or the Company”) had filed its draft Registration Statement on Form F-1 (draft prospectus) (i.e., the registration statement required to be filed for foreign companies to be listed on a United States of America (“USA”) stock exchange) to Securities Exchange Commission (“SEC”) in USA.

On 7 July 2023, AIGL had submitted the listing application to the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Stock Exchange in New Yoke for the proposed listing of AIGL on the NASDAQ Stock Exchange.

Proposed IPO of at least 1,200,000 new shares (“Issue Shares”), representing approximately 4.58% of the enlarged issued share capital of AIGL after the IPO in Minimum Scenario and up to 2,173,500 Issue Shares representing approximately 8.00% of the enlarged issued share capital of AIGL after the IPO in the Maximum Scenario on the NASDAQ Stock Exchange.

The Issue Shares pursuant to the Proposed IPO will be issued at an issue price of at least USD 4 per Issue Share. The minimum issue price of USD 4 per Issue Share was based on the minimum level of bid price (issue price) allowed for the listing of and quotation of the issue shares on the NASDAQ Stock Exchange for the IPO.

Based on the indicative issue price of USD 4 per Issue Share (or equivalent to RM 18.401 per Issue Share), the Proposed IPO is expected to raise a minimum gross proceed of USD 4.80 million (or equivalent to RM 22.09 million).

The Proposed Listing of the Company and/or the Proposed IPO is subject to and conditional upon the following approvals being obtained from:

(i)	the shareholders of ARB for the Proposed Listing of Subsidiary at the extraordinary general meeting to be convened;
(ii)	the SEC for the Registration Statement on Form F-1 (prospectus);
(iii)	NASDAQ Stock Exchange for the Proposed IPO; and
(iv)	any other relevant authorities/parties’ approval, if required.

The Listing of the Company has been completed on 5 April 2023 (Eastern Time) following the listing of the Issue Shares on NASDAQ Stock Exchange. A final prospectus relating to the offering will be filed with the SEC and will be available on the SEC’s website at http://www.sec.gov.

Note:

(1)	The exchange rate used for illustrative purposes is USD 1.00: RM 4.601, derived from exchange rate based on Bank Negara Malaysia middle rate as at 5.00 p.m. on the 26 September 2022.